Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2018 are as follows:

(add 000)	Capital Leases	Operating Leases	Royalty Commitments
2019	$3,718	$105,955	$14,614
2020	2,695	70,478	11,364
2021	1,735	60,382	10,335
2022	1,004	57,531	9,545
2023	713	56,511	8,109
Thereafter	3,893	318,147	65,981
Total	13,758	$669,004	$119,948
Less: imputed interest	(2,879)
Present value of minimum lease payments	10,879
Less: current capital lease obligations	(3,249)
Long-term capital lease obligations	$7,630

Future Minimum Lease Commitments for Capital Lease Obligations

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2018 are as follows:

(add 000)	Capital Leases	Operating Leases	Royalty Commitments
2019	$3,718	$105,955	$14,614
2020	2,695	70,478	11,364
2021	1,735	60,382	10,335
2022	1,004	57,531	9,545
2023	713	56,511	8,109
Thereafter	3,893	318,147	65,981
Total	13,758	$669,004	$119,948
Less: imputed interest	(2,879)
Present value of minimum lease payments	10,879
Less: current capital lease obligations	(3,249)
Long-term capital lease obligations	$7,630